Derivative financial instruments - Fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Derivative financial instruments
Fair value balances	$ 161,329	$ 175,406
Nondeliverable forwards
Derivative financial instruments
Fair value balances	(3,771)	27,495
Embedded options within listed bonds
Derivative financial instruments
Fair value balances	$ 165,100	155,196
Embedded derivatives within revenue contracts
Derivative financial instruments
Fair value balances		$ (7,285)